Securitisations and Covered Bonds - Summary of Gross Asset Securitised (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of gross asset securitised [line items]
Gross asset securitised	£ 15,014	£ 16,740
Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	12,388	13,924
Other Securitisation Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	2,626	2,816
Holmes [member] | Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	3,788	4,299
Fosse [member] | Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	5,167	5,732
Langton [member] | Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	3,433	3,893
Motor [member] | Other Securitisation Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	1,146	1,318
Auto ABS UK Loans [member] | Other Securitisation Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	£ 1,480	£ 1,498